Consolidated Statements Of Equity - USD ($) shares in Thousands, $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance	APIC	APIC Cumulative Effect, Period of Adoption, Adjusted Balance	AOCI	AOCI Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjusted Balance	Total Stockholders’ Equity	Total Stockholders’ Equity Cumulative Effect, Period of Adoption, Adjusted Balance	Noncontrolling Interest	Noncontrolling Interest Cumulative Effect, Period of Adoption, Adjusted Balance	Stockholders' Equity, Total Cumulative Effect, Period of Adoption, Adjustment
Balance, shares at Dec. 31, 2017				61,744
Balance, value at Dec. 31, 2017	$ 1,478,682			$ 1,852		$ 1,629,130		$ 16,496		$ (601,238)			$ 1,046,240		$ 432,442
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividend reinvestment plan (DRIP), shares				1,332
Dividend reinvestment plan (DRIP), value	44,071			$ 40		44,031							44,071
Share repurchases, shares				(1,627)
Share repurchases, value	(53,758)			$ (49)		(53,709)							(53,758)
Change in unrealized value on interest swaps	(4,156)							(4,134)					(4,134)		(22)
Dividends, Common Stock, Cash	(129,945)									(129,945)			(129,945)
Distributions to noncontrolling interests	(28,661)														(28,661)
Share-based compensation, shares				2
Share-based compensation, value	5,098					1,783							1,783		3,315
Issuance of common stock for acquisition, shares				31,817
Issuance of common stock for acquisitions, value	1,054,745			$ 955		1,053,790
Other	154					154							154		0
Net (loss) income	46,975									39,138			39,138		7,837
Balance, shares at Dec. 31, 2018				93,268	93,268
Balance, value at Dec. 31, 2018	$ 2,412,897	$ (528)	$ 2,412,369	$ 2,798	$ 2,798	2,674,871	$ 2,674,871	12,362	$ 12,362	(692,045)	$ (528)	$ (692,573)	1,997,986	$ 1,997,458	414,911	$ 414,911	$ (528)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common distributions declared	$ 2.010
Dividend reinvestment plan (DRIP), shares				2,029
Dividend reinvestment plan (DRIP), value	$ 67,427			$ 60		67,367							67,427
Share repurchases, shares				(1,104)
Share repurchases, value	(35,963)			$ (33)		(35,930)							(35,963)
Change in unrealized value on interest swaps	(38,274)							(33,124)					(33,124)		(5,150)
Dividends, Common Stock, Cash	(191,147)									(191,147)			(191,147)
Distributions to noncontrolling interests	(30,444)														(30,444)
Share-based compensation, shares				22
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture				$ 1
Share-based compensation, value	7,716					2,051							2,052		5,664
Conversion of noncontrolling interests, shares				629
Conversion of noncontrolling interests, value				$ 19		20,880							20,899
Reallocation of operating partnership interests															(20,899)
Issuance of common stock for acquisition, shares				1,505
Issuance of common stock for acquisitions, value	49,936			$ 45		49,891							49,936
Net (loss) income	(72,826)									(63,532)			(63,532)		(9,294)
Balance, shares at Dec. 31, 2019				96,349
Balance, value at Dec. 31, 2019	$ 2,168,794			$ 2,890		2,779,130		(20,762)		(947,252)			1,814,006		354,788
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common distributions declared	$ 2.010
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201602Member
Stock Issued During Period, Shares, Conversion of Convertible Securities	600
Dividend reinvestment plan (DRIP), shares				479
Dividend reinvestment plan (DRIP), value	$ 15,940			$ 14		15,926							15,940
Dividends, Common Stock, Cash	(48,809)									(48,809)			(48,809)
Distributions to noncontrolling interests	(7,105)														(7,105)
Issuance of partnership units for asset management services				1
Conversion of noncontrolling interests, value				$ 1		1,304							1,305
Reallocation of operating partnership interests															(1,305)
Net (loss) income	11,199									9,769			9,769		1,430
Balance, shares at Mar. 31, 2020				96,805
Balance, value at Mar. 31, 2020	$ 2,093,806			$ 2,903		2,793,803		(58,552)		(986,292)			1,751,862		341,944
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common distributions declared	$ 0.503
Stock Repurchased During Period, Shares				(96)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures				34
Stock Issued During Period, Shares, Conversion of Convertible Securities				39
Stock Repurchased During Period, Value	$ (2,700)			$ (3)		(2,697)							(2,700)
Change in unrealized value on interest rate swaps	(43,364)							(37,790)					(37,790)		(5,574)
APIC, Share-based Payment Arrangement, Restricted Stock Unit, Increase for Cost Recognition	(149)					140							141		(290)
Balance, shares at Dec. 31, 2019				96,349
Balance, value at Dec. 31, 2019	2,168,794			$ 2,890		2,779,130		(20,762)		(947,252)			1,814,006		354,788
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividend reinvestment plan (DRIP), shares				479
Dividend reinvestment plan (DRIP), value	15,940			$ 14		15,926							15,940
Share repurchases, shares				(4,582)
Share repurchases, value	(80,398)			$ (138)		(80,260)							(80,398)
Change in unrealized value on interest swaps	(33,820)							(29,469)					(29,469)		(4,351)
Dividends, Common Stock, Cash	(57,011)									(57,011)			(57,011)
Distributions to noncontrolling interests	(8,255)														(8,255)
Share-based compensation, shares				36
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture				$ 2
Share-based compensation, value	5,861					3,708							3,710		2,151
Conversion of noncontrolling interests, shares				997
Conversion of noncontrolling interests, value				$ 30		18,056							18,086
Reallocation of operating partnership interests						(3,442)		2,075					(1,367)		(18,086)
Noncontrolling Interest, Decrease from Deconsolidation															(1,367)
Issuance of common stock for acquisitions, value	0
Other	644					644							644		0
Net (loss) income	5,462									4,772			4,772		690
Balance, shares at Dec. 31, 2020				93,279
Balance, value at Dec. 31, 2020	$ 2,015,929			$ 2,798		2,739,358		(52,306)		(999,491)			1,690,359		325,570
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common distributions declared	$ 0.588
Stock Issued During Period, Shares, Conversion of Convertible Securities	1,000
Dividend reinvestment plan (DRIP), shares				280
Dividend reinvestment plan (DRIP), value	$ 7,368			$ 8		7,360							7,368
Dividends, Common Stock, Cash	(23,767)									(23,767)			(23,767)
Distributions to noncontrolling interests	(3,319)														(3,319)
Issuance of partnership units for asset management services				1
Other	29			$ 0		29				0			29		0
Net (loss) income	117									103			103		14
Balance, shares at Mar. 31, 2021				93,582
Balance, value at Mar. 31, 2021	$ 2,009,406			$ 2,807		2,746,891		(41,695)		$ (1,023,155)			1,684,848		324,558
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common distributions declared	$ 0.255
Stock Repurchased During Period, Shares				(24)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures				47
Stock Repurchased During Period, Value	$ (123)			$ 0		(123)							(123)
Change in unrealized value on interest rate swaps	12,120							$ 10,611					10,611		1,509
APIC, Share-based Payment Arrangement, Restricted Stock Unit, Increase for Cost Recognition	$ 1,110					$ 325							$ 326		$ 784